Summary Of Components Of Available-For-Sale Securities (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Adjusted cost	$ 7	$ 9
Available for sale securities gross unrealized gain accumulated in AOCI	28	32
Other Current Assets [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	$ 35	$ 41